Unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 2,968	$ 2,135	$ 19,893
Services provided by third parties
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,403	1,528	5,654
Short-term and low-value lease
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	810	434	644
Consumption of materials and supplies
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	511	50	917
Electricity and water
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	227	98	1,741
Direct labor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	0	6,144
Insurances
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	0	2,782
Others minor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 17	$ 25	$ 2,011